Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Other Operating Expenses

	Years ended December 31,
(in millions €)	2023	2022	2021
Foreign exchange differences, net	252.0	—	—
Loss on derivative instruments at fair value through profit or loss	—	385.5	86.3
Litigation costs(1)	29.4	3.0	9.0
Other	11.6	21.5	8.1
Total	293.0	410.0	103.4
(1)    Adjustments to prior-year figures relate to costs for external legal advice in connection with certain legal litigations from general and administrative expenses to other operating expense to reflect changes in internal reporting also in the external reporting.

Summary of Other Operating Income

	Years ended December 31,
(in millions €)	2023	2022	2021
Gain on derivative instruments at fair value through profit or loss	67.6	—	5.7
Government grants	2.2	1.4	137.2
Foreign exchange differences, net	—	727.4	446.3
Other	35.2	86.5	9.2
Total	105.0	815.3	598.4

Summary of Finance Income

	Years ended December 31,
(in millions €)	2023	2022	2021
Interest income	357.6	48.5	1.5
Fair value adjustments of financial instruments measured at fair value	162.0	216.8	—
Foreign exchange differences, net	—	65.0	66.2
Total	519.6	330.3	67.7

Summary of Finance Expense

	Years ended December 31,
(in millions €)	2023	2022	2021
Foreign exchange differences, net	16.0	—	—
Fair value adjustments of financial instruments measured at fair value	—	—	277.8
Other	7.9	18.9	27.3
Total	23.9	18.9	305.1

Summary of Employee Benefits Expense

	Years ended December 31,
(in millions €)	2023	2022	2021
Wages and salaries	617.8	544.8	345.9
Social security costs	76.7	58.6	31.7
Pension costs	4.1	2.1	1.2
Total	698.6	605.5	378.8